FINANCE COSTS - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FINANCE COSTS - NET [abstract]
Interest expense of lease liabilities	¥ (57,670)
Net foreign exchange gains/(loss)	2,592			¥ 1,044	¥ (7,304)
Bank charges	(1,632)			(1,674)	(2,866)
Finance (income)/costs-net	¥ (56,710)	$ (8,146)		¥ (630)	¥ (10,170)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.